Investment Objectives and Goals - AB International Growth ETF	Jul. 25, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY INFORMATION AB International Growth ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to seek long-term growth of capital.